Basis Of Presentation And Principles Of Consolidation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation And Principles Of Consolidation

2. Basis of presentation and principles of consolidation

     The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") and include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has elected to report its consolidated financial statements in United States dollars ("$" or "US dollars").

Reclassifications

     Certain reclassifications have been made within current liabilities to the prior year information to conform to the current year presentation.